Revenue - Disaggregation based on geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 125,766	$ 109,644	$ 251,837	$ 196,333	$ 434,094	$ 260,892	$ 93,811
Hero Wars
Disclosure of geographical areas [line items]
Percentage of group's total revenues			99.00%	98.00%	99.00%	98.00%	87.00%
As previously reported
Disclosure of geographical areas [line items]
Total revenue						$ 259,516
Restated
Disclosure of geographical areas [line items]
Total revenue						260,892
US
Disclosure of geographical areas [line items]
Total revenue	42,203	34,849	$ 81,385	$ 63,793	$ 136,570		$ 38,066
US | As previously reported
Disclosure of geographical areas [line items]
Total revenue						96,950
US | Restated
Disclosure of geographical areas [line items]
Total revenue						97,470
Europe
Disclosure of geographical areas [line items]
Total revenue	26,770	23,682	53,485	44,589	93,620		22,956
Europe | As previously reported
Disclosure of geographical areas [line items]
Total revenue						61,167
Europe | Restated
Disclosure of geographical areas [line items]
Total revenue						61,494
FSU
Disclosure of geographical areas [line items]
Total revenue	13,436	13,904	26,582	25,539	57,794		19,008
FSU | As previously reported
Disclosure of geographical areas [line items]
Total revenue						38,772
FSU | Restated
Disclosure of geographical areas [line items]
Total revenue						38,978
Asia
Disclosure of geographical areas [line items]
Total revenue	33,043	26,786	68,367	45,066	106,404		7,671
Asia | As previously reported
Disclosure of geographical areas [line items]
Total revenue						42,158
Asia | Restated
Disclosure of geographical areas [line items]
Total revenue						42,382
Other
Disclosure of geographical areas [line items]
Total revenue	$ 10,314	$ 10,423	$ 22,018	$ 17,346	$ 39,706		$ 6,110
Other | As previously reported
Disclosure of geographical areas [line items]
Total revenue						20,469
Other | Restated
Disclosure of geographical areas [line items]
Total revenue						$ 20,568